Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
RELATED PARTY TRANSACTIONS [Abstract]
Significant related parties and relationship to Group
Related Party’s Name	Relationship with the Sogou Group
Sohu	Under common control of Sohu.com Limited with the Sogou Group
Tencent	Holder of Class B Ordinary Shares

Significant related party transactions
	For the Year Ended December 31,
	2016	2017	2018
Transactions with Sohu:
Expenses of research and development undertaken by Sohu (See Note 3u—Cost Allocations)	$788	$707	$670
Share-based compensation expense related to Sogou employees undertaken by Sohu (See Note 3u—Cost Allocations)	49	4	—
Online marketing activities provided to Sohu	88	348	677
Online marketing activities provided by Sohu	2,482	1,123	393
Rental of Sohu.com Internet Plaza paid to Sohu	5,484	8,091	8,369
Others	—	41	464
Transactions with Tencent:
Share-based compensation expense related to Soso search-related businesses employees undertaken by Tencent (See “Tencent Share-based Awards” in Note 3t—Share-based Compensation Expense)	763	682	88
Online marketing activities provided to Tencent	8,634	15,599	40,758
Online marketing activities provided by Tencent	32,774	61,565	108,542
Bandwidth services provided by Tencent	2,929	3,299	4,183
Rental paid to Tencent	414	378	383
Others	1,292	3,137	3,463

Due from and to Related Parties
	As of December 31,
	2017	2018
Due from/to related parties—current
Due from Sohu	$820	$60
Due from Tencent	2,151	2,548
Total	$2,971	$2,608
Due to Sohu	$1,237	$145
Due to Tencent	21,872	38,280
Total	$23,109	$38,425
Due from related parties—non current
Due from Sohu	$2,215	$2,108
Due from Tencent	122	116
Total	$2,337	$2,224